RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2019
Related Party [Abstract]
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

Key management includes our directors (executive and non-executive) and other key officers, including the Chief Executive Officer, Chief Financial Officer and Chief Operating Officer. The compensation paid or payable to key management for employee services is shown below:

Years ended December 31	2019	2018
Salaries and other short-term employee benefits	$3,401	$2,589
Post-employment benefits	134	83
Termination benefits	—	1,379
Share-based compensation (1)	12,370	10,819
Total compensation	$15,905	$14,870

(1)	Share-based compensation includes fair value adjustments on cumulative DSU and PSU positions as reported in the consolidated statements of income (loss).